Income tax payable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax Explanatory [Abstract]
Disclosure of detailed information about Income tax payable [Text Block]
(€ million)	December 31, 2017	December 31, 2016
Italian subsidiaries	174	97
Non-Italian subsidiaires	298	329
	472	426